Material accounting policies (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of fixed asset depreciation rate
Class of fixed asset	Depreciation rate
Leasehold improvements	Remaining lease term
IT equipment	10-25%
Other equipment	20%

Schedule of intangible asset amortisation rate	The following useful lives are applied:
Class of intangible asset	Amortization rate
Trademarks	10%
Databases	16.67%
Websites	20%
Capitalized development costs	25%